Note 14 - Concentration Risks	12 Months Ended
Dec. 31, 2015
Notes
Note 14 - Concentration Risks

NOTE 14 – Concentration Risks

Our revenue is derived from sales of our beverage products, nutritional products and ingredient raw materials. Our beverage sales made up approximately 63% and 90% respectively of total sales during the years ended December 31, 2015 and December 31, 2014. For the years ended December 31, 2015 and December 31, 2014, beverage sales were concentrated by customer based on our former distributor SBG accounting for 13% and 47% of respective annual sales, and combined sales from two major retail store chains accounting for respective annual sales of 26% and 20%. Together these three companies accounted for respective sales totals of 39% and 67% for the years ended December 31, 2015 and December 31, 2014. On September 23, 2015 we have terminated our distribution agreement with SBG and in May 2015 we ended sales to one of the major retail stores due to a change in their pricing which was applicable to all vendors. Although the market for our products is elastic and current purchasers of our products are replaceable, our concentration of sales creates risk to future revenues.

At year end December 31, 2015, our accounts receivable had a concentration of 76% among three customers. At year end December 31, 2014, our accounts receivable had a concentration of 82% owing from SBG.

These concentration of our accounts receivable create a potential risk to future working capital in the event that we were not able to collect all, or a majority, of outstanding accounts receivable balances.